CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES	12 Months Ended
Dec. 31, 2021
CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES
Critical Judgments And Estimation Uncertainties

4. CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and related notes to the consolidated financial statements. Although these estimates are based on management’s best estimates of the amount, event or actions, actual results could differ from those estimates and these estimates could be material. The areas which require management to make significant judgments, estimates and assumptions include, but are not limited to:

Determination of functional currency

The Company determines the functional currency through an analysis of several indicators. Primary considerations include the currency in which the Company’s goods and services are sold and the currency of the country whose competitive forces and regulations mainly determine the sales prices of its goods and services. The Company also considers the currency in which funds from financing debt and equity activities are generated and the currency in which receipts from operating activities are retained. Management judgment is applied when there are indicators supporting more than one currency for a Company subsidiary.

Expected credit losses on financial assets

Determining an allowance for expected credit losses for all financial asset receivables not held at fair value through profit or loss requires judgment. Management considers historical and expected future patterns for the probability of default, the timing of collection and the amount of incurred credit losses, which are adjusted based on management’s judgment about whether economic conditions and credit terms are such that actual losses may be higher or lower than what the historical patterns suggest. These conditions are applied across each of the Company’s business units to the extent the expected risk of loss differ from each other.

Inventory

Inventory is valued at the lower of cost and net realizable value. Determining net realizable value requires the Company to make assumptions about estimated selling prices in the ordinary course of business, the estimated costs of completion and the estimated variable costs to sell. Management judgment is applied to determine potential impairment exposure related to potential excess product inventory levels, obsolescence, and expiration.

Business combinations

In a business combination, the Company may acquire assets and assume certain liabilities of an acquired entity. Judgement is used in determining whether an acquisition is a business combination or an asset acquisition. Estimates are made as to the fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date, as well as the fair value of consideration paid and contingent consideration payable. In certain circumstances, such as the valuation of property, plant and equipment, intangible assets and goodwill acquired, the Company obtains assistance from third-party valuation specialists. The determination of these fair values involves a variety of judgment in assumptions, include revenue growth rates, expected operating income, discount rates, and earnings multiples.

Estimated useful lives and depreciation of long-lived assets with finite lives

Depreciation and amortization of property, plant and equipment, right-of-use asset and intangible assets with finite lives are dependent upon estimates of useful lives and when the asset is available for use. These are determined through the exercise of judgment and are dependent upon estimates that consider factors such as economic and market conditions, frequency of use, anticipated changes in laws and technological improvements.

Investments

The Company’s investments include common shares and warrants to purchase additional common shares of a privately held company. The valuation of the Company’s common share investments requires judgments including determining suitable observable benchmarks, market comparables and calibration techniques. The valuation of the investment warrants requires judgment to determine appropriate inputs to the valuation model since the investment is not publicly traded, including the expected life, risk-free interest rates, volatility, and dividend yield.

Determination of CGUs

Management is required to use judgement in determining which assets or group of assets make up appropriate CGUs for the level at which goodwill and other long-lived assets are tested for impairment. Management considers the nature of operations and ability to track asset performance within each of the Company’s business units to determine the appropriate level of asset aggregation and allocation, as well as the materiality of the underlying assets within the units.

Impairment of goodwill and long-lived assets

For CGUs to which goodwill and other long-lived assets is allocated is based on the value in use of the CGU, the impairment test is determined in accordance with the expected cash flow approach or another suitable model depending on the asset type. The calculation is based on assumptions including, but not limited to, the cash flow growth rate and the discount rate. Significant management judgment is required when developing these assumptions, which include internal budgets and expectations, as well as consideration of external Company communications and market estimates of the Company’s and its industry’s future growth.

For CGUs that testing using the fair value less costs of disposal approach, the fair value is determined based on guideline public companies similar to the CGU and considers similar financial metrics, operations and sales channels. The fair value calculation is based on assumptions including the determination of guideline public companies, determining the relevant financial metric to measure the CGU’s recoverable value, and selecting the amount of the financial metric from the observable range of guideline public company amounts to apply to the CGU.

Contingencies and provisions

Contingencies are possible liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly within our control occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. Management assesses loss contingencies related to legal proceedings, tax or other regulatory actions pending against the Company, as well as unasserted claims that may result in such actions. The Company, its legal counsel and other subject matter advisors evaluate the perceived merits of any legal proceedings or unasserted claims or actions as well as the perceived merits of the nature and amount of relief sought or expected to be sought, when determining the amount, if any, to recognize as a provision or assessing the impact on the carrying value of assets.

Management judgment is required when developing estimates for product warranty liability. The Company considers historical and expected customer warranty claim activity when determining its warranty provision.

Revenue recognition

Management judgment is required to determine when the Company is acting as principal or agent in a sales contract where the Company is an intermediary, which affects whether the amount of revenue recognized is presented on a gross or net basis, respectively. The Company first considers whether it has obtained control over the product when acting as an intermediary before transferring it to the customer, and if the Company combines or transforms the product with other goods and services before transferring the good to the customer. The Company considers secondary factors, including whether the Company is primarily responsible for the fulfillment of the product obligations to the customer, whether the Company has inventory risk (acquiring and/or paying for the product prior to transferring to the customer, Company liability for damages and sales returns), and whether the Company has price discretion when selling the product to its customers. Management considers the terms of the customer and supplier contracts, as well as established business practices for the arrangements.

Management judgment is required to determine the effects on the sales contract transaction price for the potential impacts of sales returns, discounts, rebates, and other customer incentives. The Company considers the terms of the contract, historical experience, as well as actual and expected customer activity after the end of the reporting period.

The Company’s primary sale of products requires management judgment to determine at what point in time control passes to the customer to recognize revenue. The Company considers the customer contract terms, logistic supplier terms, local law, and established business practices to make this determination.

Share based payment transactions

The Company measures the cost of equity-settled transactions with employees and applicable non-employees by reference to the fair value of the equity instruments at the date at which they are vested. Estimating fair value for share based payment transactions requires judgment to determine the appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock price, stock option, risk-free interest rates, volatility, and dividend yield. Due to the Company’s limited history of publicly traded common shares, the volatility assumption requires additional judgment. The Company considers actual and expected volatility of comparable companies of similar size and industry that have been publicly traded longer than the Company’s shares.

Income taxes and recoverability of potential deferred tax assets

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company’s control, are feasible and within management’s ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined considering all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.